Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019		Jun. 30, 2020
Number of shares issued
Value of shares issued		$ 1,208,389	[1]	$ 1,208,389 [2]
June 2019 Units [Member]
Number of shares issued				1,403,200
June 2019 Units [Member] | CAD [Member]
Deemed price				$ 0.05
August 2020 Units [Member]
Number of shares issued	300,000
Deemed price	$ 0.67
Value of shares issued	$ 77,696
August 2020 Units [Member] | CAD [Member]
Value of shares issued	105,000
John Ryan [Member]
Related party transactions	9,000	15,500		$ 51,500
Wayne Parsons [Member]
Related party transactions	40,000	42,618		136,045
Hugh Aird [Member]
Related party transactions	18,223	9,774		9,774
Richard Williams [Member]
Related party transactions	45,000			134,927
Due to related party	$ 109,236			121,161
Richard Williams [Member] | June 2019 Units [Member]
Number of shares issued	214,286
Value of shares issued	$ 56,925
Richard Williams [Member] | June 2019 Units [Member] | CAD [Member]
Deemed price	$ 0.67
Richard Williams [Member] | August 2020 Units [Member]
Number of shares issued	77,143
Deemed price	$ 0.67
Value of shares issued	$ 20,000
Sam Ash [Member]
Related party transactions	54,583			60,000
Due to related party				$ 60,000

[1]	Shares and units issued at C$0.05, converted to US at $0.04 (note 11)
[2]	Shares and units issued at C$0.05, converted to US at $0.04 ( note 12 )